Business Combinations - Purchase consideration (Details) - Allcyte £ in Thousands	Aug. 18, 2021 GBP (£)
Disclosure of detailed information about business combination [line items]
Cash paid	£ 19,865
Equity securities issued	13,887
Total purchase consideration	£ 33,752